ADVANCED SERIES TRUST

AST Federated Aggressive Growth Portfolio

AST Jennison Large-Cap Value Portfolio

AST New Discovery Asset Allocation Portfolio

Supplement dated September 25, 2014 to the

Prospectus dated April 28, 2014

This supplement should be read in conjunction with the Advanced Series Trust (the Trust) Prospectus (the Prospectus), dated April 28, 2014 and should be retained for future reference. The AST Federated Aggressive Growth Portfolio (the Federated Portfolio), the AST Jennison Large-Cap Value Portfolio (the Jennison Portfolio) and the AST New Discovery Asset Allocation Portfolio (the New Discovery Portfolio) may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Prospectus.

A.	AST Federated Aggressive Growth Portfolio: New Subadvisory Arrangement and Name Change

The Board of Trustees of the Trust recently approved replacing Federal Equity Management Company of Pennsylvania/Federated Global Investment Management Corp. (Federated) as the subadviser for the Federated Portfolio with two subadvisers: Wellington Management Company LLP and RS Investment Management Co. LLC. The Federated Portfolio will also be renamed the AST Small-Cap Growth Opportunities Portfolio. These changes are expected to become effective on or about November 24, 2014.

To reflect these changes, the Prospectus is revised as follows, effective on November 24, 2014:

         I.            All references to Federated are hereby deleted from the Prospectus.

       II.            All references in the Prospectus to AST Federated Aggressive Growth Portfolio are hereby changed to AST Small-Cap Growth Opportunities Portfolio.

III.	The description of the Principal Investment Strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus relating to the Federated Portfolio is hereby deleted and replaced with the following:

Under normal circumstances, the Portfolio invests at least 80% of the value of its assets in securities issued by small-capitalization companies. The Portfolio normally pursues its objective by investing primarily in the common stocks of small-capitalization companies. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Growth Index or the S&P SmallCap 600 Growth Index at the time of the Portfolio's investment. The size of the companies in the Russell 2000® Growth Index, the S&P SmallCap 600 Growth Index, and those on which the subadvisers intend to focus the Portfolio's investments will change with market conditions.

B.	AST Jennison Large-Cap Value Portfolio: New Subadvisory Arrangement and Name Change

The Board of Trustees of the Trust recently approved replacing Jennison Associates LLC (Jennison) as the subadviser to the Jennison Portfolio with Robeco Investment Management, Inc., d/b/a Boston Partners (Boston Partners). The Jennison Portfolio will also be renamed the AST Boston Partners Large-Cap Value Portfolio. These changes are expected to become effective on or about November 24, 2014.

To reflect these changes, the Prospectus is revised as follows, effective on November 24, 2014:

         I.            All references in the Prospectus to AST Jennison Large-Cap Value Portfolio are hereby changed to AST Boston Partners Large-Cap Value Portfolio.

       II.            The description of the Principal Investment Strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus relating to the Jennison Portfolio is hereby deleted and replaced with the following:

The Portfolio invests at least 80% of its investable assets in the equity and equity-related securities of large capitalization companies under normal circumstances. Large capitalization companies are defined as companies with a market capitalization of $1 billion or greater (measured at time of purchase). The Portfolio invests primarily in securities identified by the subadviser as having value characteristics. The subadviser examines various factors in determining value characteristics, including but not limited to price-to-book ratios and price-to-earnings ratios. The Portfolio may invest up to 20% of its total assets in foreign currency-denominated securities.

C.	AST New Discovery Asset Allocation Portfolio: New Subadvisory Arrangements

The Board of Trustees of the Trust recently approved replacing Bradford & Marzec LLC (Bradford & Marzec) with Longfellow Investment Management Co. LLC as the subadviser for the core plus fixed-income sleeve of the New Discovery Portfolio, and replacing Brown Advisory, LLC with Vision Capital Management, Inc. as the subadviser for the large-cap growth sleeve of the New Discovery Portfolio. These changes are expected to become effective on or about November 24, 2014.

To reflect these changes, the Prospectus is revised as follows, effective on November 24, 2014:

         I.            All references to Bradford & Marzec are hereby deleted from the Prospectus.

       II.            The description of the Principal Investment Strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus relating to the New Discovery Portfolio is hereby deleted and replaced with the following:

Principal Investment Strategies. The Investment Managers allocate the Portfolio’s assets to a variety of strategies to provide exposure to a mix of domestic and international equity and fixed income markets. Under normal circumstances, approximately 70% of the Portfolio’s assets are allocated to equity market exposures and approximately 30% of the Portfolio’s assets are allocated to fixed income market exposures. The Portfolio is designed to provide access to institutional investment strategies managed by boutique investment firms.

The Portfolio normally allocates approximately 90% of its total assets among seven boutique subadvisers, each of which provides a distinct investment strategy. The Investment Managers allocate the assets among these subadvisers. The Portfolio has three strategies that invest primarily in domestic equity securities (large cap core, large cap value and large cap growth), two strategies that invest in primarily in international equities, and two strategies that invest primarily in fixed income securities (core and core plus). In selecting subadvisers for the Portfolio, the Investment Managers focus on smaller or mid-size subadvisers, but do not apply any quantitative limits on a subadviser’s total assets under management or on the subadviser’s assets under management within a specific investment strategy. In determining whether to retain a subadviser after the subadviser’s assets under management have increased, either generally or within a specific investment strategy, the Investment Managers consider a variety of factors, including transition costs and available options. The Investment Managers may recommend replacement of a subadviser due to an increase in assets under management, but are not required to do so.

The Portfolio normally allocates approximately 10% of its total assets to a liquidity strategy. The liquidity strategy is managed by an additional subadviser selected specifically to manage the liquidity strategy. The liquidity strategy is primarily invested in: (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy may also invest in ETFs for additional exposure to relevant markets. The liquidity strategy is designed to provide exposures to the equity and fixed income markets similar to the exposures of the overall Portfolio (70% equity and 30% fixed income under normal circumstances). The liquidity strategy may temporarily deviate from the allocations indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.